SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

I. Transaction closing and new descriptions of Investment Manager and Sub-advisor(s) (For all Funds)Today, the previously announced transaction to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”) closed. In connection with the closing of the transaction, WFAM became known as Allspring Global Investments (“Allspring”) and various entities that provide services to the Funds changed their names to “Allspring”, including Allspring Funds Management, LLC (formerly Wells Fargo Funds Management, LLC), the investment manager to the Funds, Allspring Global Investments, LLC (formerly Wells Capital Management, LLC) and Allspring Global Investments (UK) Limited (formerly Wells Fargo Asset Management (International) Limited), both registered investment advisers providing sub-advisory services to certain Funds, and Allspring Funds Distributor, LLC (formerly Wells Fargo Funds Distributor, LLC), the Funds’ principal underwriter.

Effective with the aforementioned name changes, the following disclosures replace the descriptions of the manager and sub-adviser(s) for each Fund as applicable included in the section entitled “Management of the Fund’:

Allspring Funds Management, LLC (“Allspring Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and fund-level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Allspring Funds Management is a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. Allspring Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts.

Allspring Global Investments, LLC (“Allspring Global”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Allspring Global, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Allspring Global Investments (UK) Limited (“Allspring UK”), is a registered investment adviser located at 33 King William Street, London, EC4R 9AT. Allspring UK, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, provides investment advisory services to banking or thrift institutions, investment companies, pension and profit sharing plans, corporations, and state or municipal government entities.

II. New Agreements (For all Funds)
In connection with the closing of the transaction, new investment management, sub-advisory and distribution agreements for the Funds have taken effect. For each Fund listed below, new investment management and sub-advisory agreements have not yet been approved by shareholders and therefore, the new investment management and sub-advisory agreements put in place are interim agreements approved by the Board of Trustees of the Funds. Each of these Funds will continue to solicit shareholders in order to seek approval of the new investment management and sub-advisory agreements.

Wells Fargo Absolute Return Fund,
Wells Fargo Asset Allocation Fund,
Wells Fargo C&B Mid Cap Value Fund,
Wells Fargo Government Securities Fund,

Wells Fargo Growth Fund,
Wells Fargo Index Asset Allocation Fund,
Wells Fargo Money Market Fund,
Wells Fargo Omega Growth Fund,
Wells Fargo Precious Metals Fund,
Wells Fargo Small Company Value Fund,
Wells Fargo Spectrum Aggressive Growth Fund,
Wells Fargo Spectrum Growth Fund,
Wells Fargo Spectrum Moderate Growth Fund,
Wells Fargo Target 2045 Fund and
Wells Fargo Target 2055 Fund

III. Wells Capital Management Singapore (For Heritage Money Market Fund and Money Market Fund)
With the closing of the transaction, each Fund’s sub-advisory agreement with Wells Capital Management Singapore has terminated. All references to Wells Capital Management Singapore are hereby removed.

IV. Front-End Sales Charge Waiver Update (For Funds offering Class A shares)
Effective immediately, in the sub-section entitled “Front-End Sales Charge Waivers” in the section entitled “Reductions and Waivers of Sales Charges”, the disclosure regarding Wells Fargo & Company and its affiliates is updated to reflect that current and retired employees, directors/trustees and officers of Allspring Global Investments Holdings, LLC and its affiliates may purchase Class A shares of the Funds without paying a front-end sales charge.

November 1, 2021	MIIT111/P1104SP